Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,520,461	$ 1,364,188
Intangible assets, Accumulated Amortization	653,626	593,516
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,295,803	1,185,299
Intangible assets, Accumulated Amortization	566,884	517,817
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	161,851	155,864
Intangible assets, Accumulated Amortization	66,494	57,756
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	62,807	23,025
Intangible assets, Accumulated Amortization	$ 20,248	$ 17,943